Accounts Receivable, Net - Schedule of Movement of Allowance for Current Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowance for Current Expected Credit Losses [Abstract]
Balance at beginning of the year	$ (89,399)	$ (52,773)
Provision	(124,517)	(38,616)	(52,914)
Exchange difference	(7,376)	1,990	141
Balance at end of the year	$ (221,292)	$ (89,399)	$ (52,773)